34. Finance debt (Details 3) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 53,888	$ 63,260
At fair value [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		48,540
At fair value [member] | Finance Debt Total [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		61,517	72,801
Brazilian Reais | At fair value [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		8,739
Euro | At fair value [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		1,993
Pound Sterling | At fair value [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		2,245
2023 [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		2,133
2023 [member] | Finance Debt Total [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 3,282	$ 3,971
Financing percent		4.80%	5.20%
2023 [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 1,149
2023 [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing
2023 [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing
2023 [member] | Average interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		4.90%
2023 [member] | Average interest rate [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		3.80%
2023 [member] | Average interest rate [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing percent
2023 [member] | Average interest rate [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing percent
2024 [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 3,793
2024 [member] | Finance Debt Total [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 5,892	$ 4,689
Financing percent		4.80%	5.30%
2024 [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 1,747
2024 [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing		352
2024 [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing
2024 [member] | Average interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		4.80%
2024 [member] | Average interest rate [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		4.80%
2024 [member] | Average interest rate [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing percent
2024 [member] | Average interest rate [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		4.60%
2025 [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 4,391
2025 [member] | Finance Debt Total [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 5,961	$ 8,036
Financing percent		5.10%	5.30%
2025 [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 1,555
2025 [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing		15
2025 [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing
2025 [member] | Average interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		5.10%
2025 [member] | Average interest rate [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		4.50%
2025 [member] | Average interest rate [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing percent
2025 [member] | Average interest rate [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		4.70%
2026 and thereafter [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 5,290
2026 and thereafter [member] | Finance Debt Total [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 6,229	$ 8,537
Financing percent		5.20%	5.30%
2026 and thereafter [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 407
2026 and thereafter [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing		532
2026 and thereafter [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing
2026 and thereafter [member] | Average interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		5.30%
2026 and thereafter [member] | Average interest rate [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		4.20%
2026 and thereafter [member] | Average interest rate [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing percent
2026 and thereafter [member] | Average interest rate [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		4.70%
2026 onwards [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 23,289
2026 onwards [member] | Finance Debt Total [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 28,338	$ 33,558
Financing percent		6.40%	6.30%
2026 onwards [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 2,492
2026 onwards [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing		737
2026 onwards [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 1,820
2026 onwards [member] | Average interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		6.60%
2026 onwards [member] | Average interest rate [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		4.30%
2026 onwards [member] | Average interest rate [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		6.40%
2026 onwards [member] | Average interest rate [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		4.70%
Total [Member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 42,184
Total [Member] | Finance Debt Total [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 53,888	$ 63,260
Financing percent		5.90%	5.90%
Total [Member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 8,143
Total [Member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing		1,694
Total [Member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 1,867
Total [Member] | Average interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		6.10%
Total [Member] | Average interest rate [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		4.10%
Total [Member] | Average interest rate [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		6.30%
Total [Member] | Average interest rate [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		4.70%
2022 [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 3,288
2022 [member] | Finance Debt Total [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 4,186	$ 4,469
Financing percent		4.60%	5.10%
2022 [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 793
2022 [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing		58
2022 [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 47
2022 [member] | Average interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		4.80%
2022 [member] | Average interest rate [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		3.00%
2022 [member] | Average interest rate [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		6.20%
2022 [member] | Average interest rate [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing percent		4.60%
Floating rate debt [member] | 2023 [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 2,133
Floating rate debt [member] | 2023 [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		930
Floating rate debt [member] | 2023 [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing
Floating rate debt [member] | 2023 [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing
Floating rate debt [member] | 2024 [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		2,865
Floating rate debt [member] | 2024 [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		1,591
Floating rate debt [member] | 2024 [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing		352
Floating rate debt [member] | 2024 [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing
Floating rate debt [member] | 2025 [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		3,598
Floating rate debt [member] | 2025 [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		1,197
Floating rate debt [member] | 2025 [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing		15
Floating rate debt [member] | 2025 [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing
Floating rate debt [member] | 2026 and thereafter [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing	[1]	4,306
Floating rate debt [member] | 2026 and thereafter [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		322
Floating rate debt [member] | 2026 and thereafter [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing		532
Floating rate debt [member] | 2026 and thereafter [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing
Floating rate debt [member] | 2026 onwards [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing	[1]	2,151
Floating rate debt [member] | 2026 onwards [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		867
Floating rate debt [member] | 2026 onwards [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing		737
Floating rate debt [member] | 2026 onwards [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing
Floating rate debt [member] | Total [Member]
DisclosureFinanceDebtLineItems [Line Items]
Financing	[1],[2]	17,172
Floating rate debt [member] | Total [Member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		5,408
Floating rate debt [member] | Total [Member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing		1,694
Floating rate debt [member] | Total [Member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing
Floating rate debt [member] | 2022 [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		2,119
Floating rate debt [member] | 2022 [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		501
Floating rate debt [member] | 2022 [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing		58
Floating rate debt [member] | 2022 [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing
Fixed rate debt [member] | 2023 [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing
Fixed rate debt [member] | 2023 [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		219
Fixed rate debt [member] | 2023 [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing
Fixed rate debt [member] | 2023 [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing
Fixed rate debt [member] | 2024 [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		928
Fixed rate debt [member] | 2024 [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		156
Fixed rate debt [member] | 2024 [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing
Fixed rate debt [member] | 2024 [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing
Fixed rate debt [member] | 2025 [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		793
Fixed rate debt [member] | 2025 [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		358
Fixed rate debt [member] | 2025 [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing
Fixed rate debt [member] | 2025 [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing
Fixed rate debt [member] | 2026 and thereafter [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		984
Fixed rate debt [member] | 2026 and thereafter [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		85
Fixed rate debt [member] | 2026 and thereafter [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing
Fixed rate debt [member] | 2026 and thereafter [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing
Fixed rate debt [member] | 2026 onwards [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		21,138
Fixed rate debt [member] | 2026 onwards [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		1,625
Fixed rate debt [member] | 2026 onwards [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing		1,820
Fixed rate debt [member] | 2026 onwards [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing		1,746
Fixed rate debt [member] | Total [Member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		25,012
Fixed rate debt [member] | Total [Member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		2,735
Fixed rate debt [member] | Total [Member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing		1,867
Fixed rate debt [member] | Total [Member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing	[2]	1,807
Fixed rate debt [member] | 2022 [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		1,169
Fixed rate debt [member] | 2022 [member] | Brazilian Reais
DisclosureFinanceDebtLineItems [Line Items]
Financing		292
Fixed rate debt [member] | 2022 [member] | Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing		47
Fixed rate debt [member] | 2022 [member] | Pound Sterling
DisclosureFinanceDebtLineItems [Line Items]
Financing		$ 61

[1]	Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.
[2]	The average maturity of outstanding debt as of June 30, 2020 is 10.12 years (10.79 years as of December 31, 2019).